EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 5, 2024	9 Months Ended
Sep. 30, 2024
Golden Star Acquisition Corporation [Member]
EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 5, 2024

NOTE 11. EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 5, 2024

On November 12, 2024, the Company issued an unsecured promissory note (the “Third Promissory Note”) to the Sponsor. Pursuant to the Third Promissory Note, the Company may borrow up to an aggregate principal amount of $1,000,000, which is non-interest bearing and payable upon the consummation of the initial Business Combination. The Third Promissory Note has no conversion feature. The total drawdown under the Third Promissory Note was $78,204 as of December 17, 2024, which was used to cover the tenth extension payment amount that exceeded the available principal under the Second Promissory Note, as amended, and the eleventh extension payment amount.